CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended
	Apr. 05, 2018	Jan. 09, 2018	Feb. 21, 2018	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal amount						$ 75,899	$ 17,531	$ 0
Common stock par value						$ 0.001	$ 0.001	$ 0.001
Derivative liability						$ 131,968	$ 116,654
Power Up Lending Group, Ltd [Member]
Principal amount	$ 33,000	$ 28,000	$ 35,000	$ 33,000	$ 33,000
Maturity date	Jan. 30, 2019	Oct. 15, 2018	Nov. 30, 2018	Sep. 10, 2018	Aug. 15, 2018
Common stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Terms of conversion feature					The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve-day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of thirty-nine percent (39%)	 The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve (12) day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of forty-five percent (39%).
Derivative liability						$ 131,968	$ 116,654